Structured Entities - Interests in Unconsolidated Structured Entities and Maximum Exposure to Loss (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2019	Apr. 01, 2018	Mar. 31, 2018
Interests in unconsolidated structured entities recognized in:
Trading assets	¥ 2,767,691	¥ 3,169,123	¥ 3,169,123
Financial assets at fair value through profit or loss	2,641,416	3,110,375	1,547,672
Investment securities	17,825,027	19,147,158	20,495,075
Loans and advances	90,682,938	84,805,192	85,129,070
Assets held for sale	57	¥ 5,648,713	5,651,950
Securitisation [Member]
Interests in unconsolidated structured entities recognized in:
Trading assets	16,581		10,157
Financial assets at fair value through profit or loss	8,637
Investment securities	15,108		64,113
Loans and advances	2,213,496		1,921,725
Assets held for sale			32,755
Total	2,253,822		2,028,750
Maximum exposure to loss from interests in unconsolidated structured entities	3,110,451		2,925,137
Investment funds [Member]
Interests in unconsolidated structured entities recognized in:
Trading assets	39,614		68,639
Financial assets at fair value through profit or loss	871,368
Investment securities	27,002		1,055,971
Total	937,984		1,124,610
Maximum exposure to loss from interests in unconsolidated structured entities	944,487		1,126,551
Structured finance [member]
Interests in unconsolidated structured entities recognized in:
Financial assets at fair value through profit or loss	144,297
Investment securities			51,018
Loans and advances	5,489,334		5,202,253
Assets held for sale			81,494
Total	5,633,631		5,334,765
Maximum exposure to loss from interests in unconsolidated structured entities	6,597,207		6,296,368
Others [Member]
Interests in unconsolidated structured entities recognized in:
Investment securities	473		479
Loans and advances	533,196		400,549
Total	533,669		401,028
Maximum exposure to loss from interests in unconsolidated structured entities	712,798		538,660
Unconsolidated structured entities [Member]
Interests in unconsolidated structured entities recognized in:
Trading assets	56,195		78,796
Financial assets at fair value through profit or loss	1,024,302
Investment securities	42,583		1,171,581
Loans and advances	8,236,026		7,524,527
Assets held for sale			114,249
Total	9,359,106		8,889,153
Maximum exposure to loss from interests in unconsolidated structured entities	¥ 11,364,943		¥ 10,886,716